                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

                         USAA VIRGINIA MONEY MARKET FUND

[LOGO OF USAA}
      USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2009

(Form N-Q)

48465 -0210                                                                                                  ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the values of the securities.

The Fund’s investments consist of securities meeting the requirements to qualify at the time of purchase as “eligible securities” under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)
Principal and interest payments are insured by Assured Guaranty Corp. or Assured Guaranty Municipal Corp.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:  Bank of America, N.A., Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, Dexia Credit Local, Freddie Mac,  JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Morgan Stanley, Suntrust Bank, U.S. Bank, N.A., or Wells Fargo & Co.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)
Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac, Merrill Lynch & Co., Inc or National Rural Utility Corp.

1  |  USAA Virginia Money Market Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency

                                                                                                                                                                                                                                                                                   Portfolio of Investments  |  2

PORTFOLIO OF INVESTMENTS

USAA Virginia Money Market Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

	VARIABLE-RATE DEMAND NOTES (99.0%)
	Virginia (83.1%)
$6,565	Alexandria IDA (LOC - Branch Banking & Trust Co.)	0.23%	10/01/2030	$6,565
5,000	Alexandria IDA (LOC - Branch Banking & Trust Co.)	0.23	10/01/2035	5,000
7,000	Alexandria IDA (LOC - SunTrust Bank)	0.30	10/01/2043	7,000
5,000	Caroline County IDA (LOC - AgFirst Farm Credit Bank)	0.25	12/01/2037	5,000
3,250	Charlottesville IDA (LOC - U.S. Bank, N.A.)	0.35	7/01/2010	3,250
10,000	Chesapeake Hospital Auth. (LOC - Federal Home Loan Bank of Atlanta)	0.35	7/01/2031	10,000
8,000	Clarke County IDA (LIQ)(INS)	0.25	1/01/2030	8,000
8,345	College Building Auth. (LIQ) (a)	0.26	9/01/2028	8,345
1,830	Fairfax County EDA (LOC - Wachovia Bank, N.A.)	0.32	6/01/2021	1,830
6,500	Fairfax County EDA (LOC - SunTrust Bank)	0.35	6/01/2037	6,500
11,000	Harrisonburg Redevelopment and Housing Auth. (LIQ)(NBGA) (a)	0.35	2/01/2026	11,000
3,500	Henrico County EDA (INS)(LIQ)	0.27	11/01/2042	3,500
7,000	Henrico County EDA (INS)(LIQ)	0.27	11/01/2042	7,000
2,300	Henrico County IDA (NBGA)	1.07	7/15/2016	2,300
12,000	Henrico County Water and Sewer System (LIQ) (a)	0.25	5/01/2014	12,000
10,000	Housing Dev. Auth. (LIQ) (a)	0.30	7/01/2010	10,000
6,600	Housing Dev. Auth. (LIQ) (a)	0.30	1/01/2031	6,600
3,330	Housing Dev. Auth. (LIQ) (a)	0.30	1/01/2031	3,330
505	Lynchburg IDA (LOC - SunTrust Bank)	0.50	12/01/2034	505
3,000	Orange County IDA (LOC - Wachovia Bank, N.A.)	0.32	12/01/2034	3,000
2,920	Resources Auth. (LIQ)	0.35	10/01/2028	2,920
3,800	Richmond IDA (LOC - SunTrust Bank)	0.60	7/01/2022	3,800
5,800	Richmond Public Utility (LIQ)(INS) (a)	0.25	7/15/2013	5,800
2,640	Roanoke County EDA (LOC - Branch Banking & Trust Co.)	0.30	10/01/2028	2,640
9,695	Russell 150 Community Dev. Auth. (LIQ)(NBGA) (a)	0.35	3/01/2036	9,695
11,700	Russell County IDA (LOC - Regions Bank)	0.90	7/01/2038	11,700
8,520	Stafford County and Staunton IDA (LIQ)(LOC - U.S. Bank, N.A.) (a)	0.25	2/01/2015	8,520
830	Stafford County EDA (INS)(LIQ) (a)	0.30	10/01/2015	830
3,000	Suffolk EDA (LIQ) (a)	0.25	5/01/2030	3,000
1,380	Suffolk Redevelopment and Housing Auth. (LOC - Wells Fargo Bank, N.A.)	0.37	9/01/2019	1,380
12,355	Suffolk Redevelopment and Housing Auth. (LIQ)(NBGA) (a)	0.35	7/01/2024	12,355
1,900	Univ. of Virginia (LIQ) (a)	0.24	6/01/2016	1,900
7,575	Univ. of Virginia (LIQ) (a)	0.23	6/01/2037	7,575
2,500	Virginia Beach (LIQ) (a)	0.25	10/01/2015	2,500

3  |  USAA Virginia Money Market Fund

Principal Amount (000)	Security	Coupon Rate	Final Maturity	Value (000)

2,800	Virginia Beach Dev. Auth. (LOC - Bank of America, N.A.)	0.25	7/01/2033	2,800

				198,140

	Puerto Rico (15.9%)
$300	Aqueduct and Sewer Auth. (INS)(LIQ) (a)	0.30%	7/01/2039	$300
20,500	Commonwealth (LIQ)(LOC - Bank of America, N.A.) (a)	0.40	7/01/2011	20,500
6,995	Electric Power Auth. (LIQ)(LOC - Dexia Credit Local) (a)	0.50	7/01/2033	6,995
6,000	Highway and Transportation Auth. (LIQ)(LOC - Dexia Credit Local) (a)	0.50	7/01/2041	6,000
4,000	Highway and Transportation Auth. (INS)(LIQ) (a)	0.60	7/01/2041	4,000

				37,795

	Total Variable-Rate Demand Notes (cost: $235,935)			235,935

	PUT BONDS (1.1%)
	Puerto Rico (1.1%)
2,500	Industrial, Medical and Environmental Pollution Control Facilities Financing Auth. (cost: $2,500)	2.00	3/01/2023	2,500

	Total Investments (cost: $238,435)			$238,435

($ in 000s)	VALUATION HIERARCHY

	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
VARIABLE-RATE DEMAND NOTES	$—	$235,935	$—	$235,935
PUT BONDS	—	2,500	—	2,500
Total	$—	$238,435	$—	$238,435

                                                                                                                                                                                                                                                                                   Portfolio of Investments  |  4

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust’s Board of Trustees.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act.  Generally, amortized cost

5  |  USAA Virginia Money Market Fund

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. Guarantee program – Subject to certain terms and conditions, the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008, for the term of the Program of September 19, 2008, through September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. Effective September 18, 2009, the Program has expired.

E. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $238,279,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                                                                                                                                                                                                                                                                  Notes to Portfolio of  Investments  |  6

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.